Additional information: Condensed statements of cash flows of the parent company (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Additional information: condensed financial statements of the Company
Net cash generated from/(used in) operating activities	¥ 86,761	¥ 4,894	¥ 76,979
Net cash (used in)/from investing activities	(114,172)	(76,182)	(69,195)
Net cash (used in)/generated from financing activities	79,561	66,741	(28,187)
Net increase/(decrease) in cash and cash equivalents	52,150	(4,547)	(20,403)
Cash and cash equivalents at beginning of the year - Balance sheet	101,886	105,345
Cash and cash equivalents at end of the year - Balance sheet	154,490	101,886	105,345
Parent company
Additional information: condensed financial statements of the Company
Net cash generated from/(used in) operating activities	(55,411)	(13,517)	(36,026)
Net cash (used in)/from investing activities	(7,940)	14	(11)
Net cash (used in)/generated from financing activities	101,977	21,040	(4,816)
Net increase/(decrease) in cash and cash equivalents	38,626	7,537	(40,853)
Cash and cash equivalents at beginning of the year - Balance sheet	26,932	19,395	60,248
Cash and cash equivalents at end of the year - Balance sheet	¥ 65,558	¥ 26,932	¥ 19,395